S000080054 [Member] Average Annual Total Returns	12 Months Ended	33 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate 1-3 Year Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.39%	4.68%
Performance Inception Date		Mar. 31, 2023
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	3.98%
Performance Inception Date		Mar. 31, 2023
DoubleLine Commercial Real Estate ETF
Prospectus [Line Items]
Average Annual Return, Percent	6.10%	6.62%
Performance Inception Date		Mar. 31, 2023
DoubleLine Commercial Real Estate ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.03%	4.45%
Performance Inception Date		Mar. 31, 2023
DoubleLine Commercial Real Estate ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.58%	4.13%
Performance Inception Date		Mar. 31, 2023